SHAREHOLDERS' EQUITY (Schedule Of Share Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	$ 11,962	$ 12,845	$ 1,557
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	1,108	520	94
Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	1,554	2,264	179
Selling and Marketing Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	8,274	9,398	1,158
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	$ 1,026	$ 663	$ 126